Note 20 - Provisions - Schedule of Warranty Provision (Details) - Warranty provision [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Provisions, balance	$ 59,686	$ 132,457
Additions	297,424	196,930
Utilizations	(8,060)	(66,087)
Reversals	(128,880)	(195,587)
Currency translation adjustments	(6,723)	(8,027)
Provisions, balance	$ 213,447	$ 59,686